Nota 47 - Remuneration And Other Benefits Received ByThe Board Of Directors And Members Of The Bank's Senior Management - Pension Commitments (Details) € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€)
CEO Member | Executive directors [Member]
Pension Commitments Line Items
Employer Contributions	€ 969	[1],[2]
Funds Accumulated	18,251
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Executive directors [Member]
Pension Commitments Line Items
Employer Contributions	207	[1],[2]
Funds Accumulated	982
Total [Member] | Executive directors [Member]
Pension Commitments Line Items
Employer Contributions	1,176	[1],[2]
Funds Accumulated	19,233
Total [Member] | Members of the senior management [Member]
Pension Commitments Line Items
Employer Contributions	2,385	[3]
Funds Accumulated	€ 56,878

[1]

(1) Contributions registered to attend the pension commitments undertaken with the CEO and Head of GERPA, which correspond to the sum of the annual contribution to cover the retireme nt benefit (proportional amount of the first semester of 2018), death and disability premiums, as well as the adjustment made to the discretionary pension benefits of the year 2017, which contribution corresponded in 2018 once the AVR for the year 2017 had been determined.

[2]

(1) Contributions registered to attend the pension commitments undertaken with the Senior Management as a whole, which correspond to the sum of the annual contributions to cover the retirement benefits (proportional amount of the first semester of 2018), death and disability premiums, as well as the adjustments made to the discretionary pension benefits of the year 2017, w hich contribution corresponded in 2018 once the AVR for the year 2017 had been determined.

[3]

(1) Contributions registered to attend the pension commitments undertaken with the Senior Management as a whole, which correspond to the sum of the annual contributions to cover the retirement benefits (proportional amount of the first semester of 2018), death and disability premiums, as well as the adjustments made to the discretionary pension benefits of the year 2017, w hich contribution corresponded in 2018 once the AVR for the year 2017 had been determined.